Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 17,038	$ 17,141
Total financial liabilities	5,052	5,158
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	31	37
(Level 1) | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
(Level 2) | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	31	37
(Level 3) | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	591	1,331
Cash equivalents | (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	591	1,331
Cash equivalents | (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Cash equivalents | (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	2,215	2,180
Investments in marketable securities | (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	557	565
Investments in marketable securities | (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,658	1,615
Investments in marketable securities | (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	213	161
Derivatives | (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Derivatives | (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	213	161
Derivatives | (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	124	101
Investments in equity securities | (Level 1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity securities | (Level 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity securities | (Level 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 124	$ 101